SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents
Cash and cash equivalents	$ 34,221	$ 34,966
Subsidiaries | United States
Cash and Cash Equivalents
Cash and cash equivalents (as a percent)	22.70%	4.90%
Cash and cash equivalents	$ 7,800	$ 1,700
Subsidiaries | China
Cash and Cash Equivalents
Cash and cash equivalents (as a percent)	35.80%	9.00%
Cash and cash equivalents	$ 12,200	$ 3,100